Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

May 17, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc.
Submission Pursuant to Rule 497 under the Securities Act of 1933
File Nos. 2-75503, 811-03364

Commissioners:

Electronically submitted herewith is a filing made pursuant to Rule 497 under the Securities Act of 1933 for Great-West Funds, Inc.

This submission, filed pursuant to Rule 497 under the Securities Act of 1933, is for the purpose of submitting exhibits containing interactive data format risk/return summary information for the Great-West MFS International Growth Fund that mirrors the risk/return summary information contained in the submission filed pursuant to Rule 497 on May 3, 2017.

Please direct any question or comment regarding the foregoing to me at (303) 737-3011 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Cara B. Owen

Cara B. Owen

Counsel & Assistant Secretary

Enclosures

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129